Revenue - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) contract	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Revenue
Revenue - Lease component included within time charter services and transportation and installation.	€ 85,000	€ 79,000	€ 91,000
Total revenue	€ 248,738	108,622	106,424
Revenue from time charter contracts, Number of activities | contract	2
Transportation and installation revenue, Number of activities | contract	2
Percentage of contract backlog	100.00%
Subject to exercise of counterparty options (non-contingent)
Revenue
Percentage of contract backlog	50.00%
Subject to exercise of counterparty options (contingent)
Revenue
Percentage of contract backlog	50.00%
Revenue exceeded 10% of total revenue - Customer 1
Revenue
Total revenue	€ 60,000	44,500	52,400
Revenue exceeded 10% of total revenue - Customer 2
Revenue
Total revenue	58,000	28,500	€ 53,200
Revenue exceeded 10% of total revenue - Customer 3
Revenue
Total revenue	56,000	€ 22,700
Revenue exceeded 10% of total revenue - Customer 4
Revenue
Total revenue	€ 36,000
Europe
Revenue
Percentage of entity's revenue	50.00%	100.00%	100.00%
Rest of the world
Revenue
Percentage of entity's revenue	50.00%